Note 15 - Earnings Per Common Share (Detail) - Earnings Per Share - Basic and Diluted (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2011		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Net income	$ 10,129,869		$ 13,106,240		$ 10,129,869	$ 6,807,726
Less: Net income attributable to noncontrolling interests	438,221		488,473		438,221	221,047
Net income attributable to QCR Holdings, Inc.	9,691,648		12,617,767		9,691,648	6,586,679
Less: Preferred stock dividends and discount accretion	5,283,885	[1]	3,496,085	[1]	5,283,885	4,128,104	[1]
Net income attributable to QCR Holdings, Inc. common stockholders	$ 4,407,763		$ 9,121,682		$ 4,407,763	$ 2,458,575
Earnings per common share attributable to QCR Holdings, Inc. common stockholders
Basic (in Dollars per share)	$ 0.93		$ 1.88		$ 0.93	$ 0.54
Diluted (in Dollars per share)	$ 0.92		$ 1.85		$ 0.92	$ 0.53
Weighted average common shares outstanding (in Shares)	4,724,781		4,844,776		4,724,781	4,593,096
Weighted average common shares issuable upon exercise of stock options and under the employee stock purchase plan ** (in Shares)	64,245	[2]	74,783	[2]		25,146	[2]
Weighted average common and common equivalent shares outstanding (in Shares)	4,789,026		4,919,559		4,789,026	4,618,242

[1]	For the year ended December 31, 2011, includes approximately $1.2 million of accelerated accretion of discount on the redemption of Series D Preferred Stock during the third quarter of 2011. See Note 10 for additional information.
[2]	Excludes anti-dilutive shares of 158,375 and 546,521 at December 31, 2012 and 2011, respectively.